Prospectus [Line Items]
Risk/Return [Heading]	ETFS Diversified-Factor U.S. Large Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The ETFS Diversified-Factor U.S. Large Cap Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).

Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	ETFS Diversified-Factor U.S. Large Cap Index Fund
Management Fees	0.39%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.52%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payment under the Plan.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
ETFS Diversified-Factor U.S. Large Cap Index Fund | USD ($)	53	167	291	653

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 50%.

Portfolio Turnover, Rate	50.00%
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

Diversified Factor US Index

The Index is comprised of approximately 500 United States listed stocks which are selected and weighted according to a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” of the “Index Provider”). The Index is an equally weighted composition of 4 sub-indices within each of which the stocks are weighted according to the average weighting of certain diversification strategies (further details on the sub-indices and the diversification strategies are set out below).

The universe of securities which may be selected for inclusion in a sub-index (and therefore the Index) is 500 of the largest (by market capitalization) and most liquid (based on trading ratios and trading volumes) stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in the United States.

The selection of the stocks for the sub-indices is not designed necessarily to reduce the number of stocks to ultimately be included in the Index but rather to alter the weightings in which they are applied through the use of factor-based selection and diversification strategies in the composition of the sub-indices.

Each of the sub-indices selects stocks from this universe according to a particular strategy. The four factor-based selections represented by the sub-indices are:

(i)	Value – ranks the stocks in the universe according to their book market value, divides the stocks into those with high book to market value and low book to market value and selects only those stocks with a high book to market value.
(ii)	High momentum – ranks the stocks in the universe according to their past one-year-minus-one-month total return, dividing the results into high momentum stocks and low momentum stocks and selects only the high momentum stocks
(iii)	Low volatility – ranks the according to historic volatility (estimated over the past 104 weeks), dividing the stocks into high volatility stocks and low volatility stocks and selects only the low volatility stocks; and
(iv)	Mid cap – ranks the stocks according to their free-float market capitalization, dividing the stocks into large cap stocks and mid cap stocks and selecting the mid-cap stocks

Within each sub-index, the stocks selected from the universe are weighted based on the simple average of the weightings produced by the application of the following weighting diversification strategies:

(i)	Maximum Deconcentration – weights stocks with the aim of combining the set of stocks with the lowest possible portfolio concentration
(ii)	Diversified Risk Weighted – attempts to equalise the contribution of individual stocks to the total volatility of the index, assuming uniform correlations across stocks
(iii)	Maximum Decorrelation – aims at minimising the volatility of the index without considering the volatility of individual stocks but only their pair wise correlations
(iv)	Efficient Minimum Volatility – aims at minimising the volatility of the index (by considering both individual volatilities and pair wise correlations) while ensuring a high degree of diversification for the index
(v)	Efficient Maximum Sharpe Ratio – aims at combining stocks to produce an index that offers the highest possible risk-adjusted expected returns

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	Summary of Principal Risks
Risk Narrative [Text Block]

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.